Revenue and Contract Balances - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 11,420	$ 9,475	$ 43,036	$ 36,392
Retail
Disaggregation of Revenue [Line Items]
Revenue	9,179	7,821	33,628	29,591
Brands
Disaggregation of Revenue [Line Items]
Revenue	2,241	1,654	9,408	6,801
Over time
Disaggregation of Revenue [Line Items]
Revenue	10,596	8,901	39,532	34,268
Over time | Retail
Disaggregation of Revenue [Line Items]
Revenue	9,179	7,815	33,628	29,591
Over time | Brands
Disaggregation of Revenue [Line Items]
Revenue	1,417	1,086	5,904	4,677
Point in time | Brands
Disaggregation of Revenue [Line Items]
Revenue	824	574	3,504	2,124
United States
Disaggregation of Revenue [Line Items]
Revenue	10,735	8,655	39,366	33,328
All other countries
Disaggregation of Revenue [Line Items]
Revenue	685	820	3,670	3,064
Advertising
Disaggregation of Revenue [Line Items]
Revenue	11,329	9,411	42,580	36,036
Other services
Disaggregation of Revenue [Line Items]
Revenue	$ 91	$ 64	$ 456	$ 356